Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries, Director Fees and Other Short-Term Benefits	$ 47	$ 40
Pension and Post-Employment Benefits	4	3
Stock-Based Compensation	48	40
Termination Benefits	11	0
Total compensation paid or payable	$ 110	$ 83